Share-based payments, Number of Options Issued under Equity Incentive Plan Outstanding (Details) shares in Thousands				1 Months Ended					12 Months Ended
		May 22, 2024	May 13, 2024	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2024	May 31, 2024	Mar. 31, 2024	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Number of options issued under EIP [Abstract]
Exercise price (in dollars per share) | $ / shares	[1]								$ 3.34	$ 2.68
Balance at beginning (in shares)									12,077	11,736
Issued during the year (in shares)									9,878	6,689
Exercised during the year (in shares)									(619)	(4,524)
Balance at ending (in shares)									18,715	12,077
Share Options [Member]
Number of options issued under EIP [Abstract]
Grant date		May 22, 2024	March 21, 2024	October 17, 2024	September 19, 2024	August 26, 2024	April 26, 2024	March 8, 2024
Expiry date			March 31, 2029	1-Nov-29 & 1-Nov-30	31-Mar-29 & 31-Mar-30		March 31, 2029
Balance at beginning (in shares)									12,077
Issued during the year (in shares)									9,878
Vested during the year (in shares)									0
Exercised during the year (in shares)									(619)
Lapsed during the year (in shares)									(2,621)
Balance at ending (in shares)									18,715	12,077
Share Options [Member] | Bottom of Range [Member]
Number of options issued under EIP [Abstract]
Expiry date								March 31, 2029
Share Options [Member] | Top of Range [Member]
Number of options issued under EIP [Abstract]
Expiry date								March 31, 2030
Share Options [Member] | Grant Date 4-Nov-19 [Member]
Number of options issued under EIP [Abstract]
Grant date									4-Nov-19
Vesting date									Nov. 04, 2022
Expiry date									3-Nov-23
Exercise price (in dollars per share) | $ / shares									$ 2.3
Balance at beginning (in shares)									100
Issued during the year (in shares)									0
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									(100)
Balance at ending (in shares)									0	100
Share Options [Member] | Grant Date 13-Jan-20 [Member]
Number of options issued under EIP [Abstract]
Grant date									13-Jan-20
Vesting date									Jan. 13, 2023
Expiry date									12-Jan-24
Exercise price (in dollars per share) | $ / shares									$ 2.23
Balance at beginning (in shares)									735
Issued during the year (in shares)									0
Vested during the year (in shares)									0
Exercised during the year (in shares)									(300)
Lapsed during the year (in shares)									(435)
Balance at ending (in shares)									0	735
Share Options [Member] | Grant Date 1-Jul-20 [Member]
Number of options issued under EIP [Abstract]
Grant date									1-Jul-20
Vesting date									Jul. 01, 2023
Expiry date									30-Jun-24
Exercise price (in dollars per share) | $ / shares									$ 1.83
Balance at beginning (in shares)									88
Issued during the year (in shares)									0
Vested during the year (in shares)									0
Exercised during the year (in shares)									(88)
Lapsed during the year (in shares)									0
Balance at ending (in shares)									0	88
Share Options [Member] | Grant Date 27-Jan-21 [Member]
Number of options issued under EIP [Abstract]
Grant date									27-Jan-21
Vesting date									Oct. 28, 2022
Expiry date									26-Jan-26
Exercise price (in dollars per share) | $ / shares									$ 4.38
Balance at beginning (in shares)									712
Issued during the year (in shares)									0
Vested during the year (in shares)									0
Exercised during the year (in shares)									(45)
Lapsed during the year (in shares)									(318)
Balance at ending (in shares)									349	712
Share Options [Member] | Grant Date 27-Jul-21 [Member]
Number of options issued under EIP [Abstract]
Grant date									27-Jul-21
Vesting date									Oct. 28, 2022
Expiry date									27-Jul-26
Exercise price (in dollars per share) | $ / shares									$ 5.37
Balance at beginning (in shares)									585
Issued during the year (in shares)									0
Vested during the year (in shares)									0
Exercised during the year (in shares)									(130)
Lapsed during the year (in shares)									(50)
Balance at ending (in shares)									405	585
Share Options [Member] | Grant Date 27-Jul-21 [Member]
Number of options issued under EIP [Abstract]
Grant date									27-Jul-21
Vesting date									Jul. 27, 2025
Expiry date									27-Jul-26
Exercise price (in dollars per share) | $ / shares									$ 0
Balance at beginning (in shares)									100
Issued during the year (in shares)									0
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									0
Balance at ending (in shares)									100	100
Share Options [Member] | Grant Date 5-Apr-22 [Member]
Number of options issued under EIP [Abstract]
Grant date									5-Apr-22
Vesting date									Dec. 31, 2024
Expiry date									4-Apr-27
Exercise price (in dollars per share) | $ / shares									$ 4.95
Balance at beginning (in shares)									2,078
Issued during the year (in shares)									0
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									(158)
Balance at ending (in shares)									1,920	2,078
Share Options [Member] | Grant Date 5-Apr-22 [Member]
Number of options issued under EIP [Abstract]
Grant date									5-Apr-22
Vesting date									Dec. 31, 2024
Expiry date									4-Apr-27
Exercise price (in dollars per share) | $ / shares									$ 0
Balance at beginning (in shares)									150
Issued during the year (in shares)									0
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									0
Balance at ending (in shares)									150	150
Share Options [Member] | Grant Date 24-Oct-22 [Member]
Number of options issued under EIP [Abstract]
Grant date									24-Oct-22
Vesting date									Dec. 31, 2024
Expiry date									24-Oct-27
Exercise price (in dollars per share) | $ / shares									$ 6.15
Balance at beginning (in shares)									1,259
Issued during the year (in shares)									0
Vested during the year (in shares)									0
Exercised during the year (in shares)									(56)
Lapsed during the year (in shares)									(290)
Balance at ending (in shares)									913	1,259
Share Options [Member] | Grant Date 2-May-23 [Member]
Number of options issued under EIP [Abstract]
Grant date									2-May-23
Vesting date									Dec. 31, 2025
Expiry date									27-Mar-28
Exercise price (in dollars per share) | $ / shares									$ 6.9
Balance at beginning (in shares)									3,076
Issued during the year (in shares)									1,273
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									(444)
Balance at ending (in shares)									3,905	3,076
Share Options [Member] | Grant Date 6-Jul-23 [Member]
Number of options issued under EIP [Abstract]
Grant date									6-Jul-23
Vesting date									Dec. 31, 2025
Expiry date									16-May-28
Exercise price (in dollars per share) | $ / shares									$ 9.07
Balance at beginning (in shares)									779
Issued during the year (in shares)									338
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									(127)
Balance at ending (in shares)									990	779
Share Options [Member] | Grant Date 6-Jul-23 [Member]
Number of options issued under EIP [Abstract]
Grant date									6-Jul-23
Exercise price (in dollars per share) | $ / shares									$ 0
Balance at beginning (in shares)									245
Issued during the year (in shares)									0
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									(30)
Balance at ending (in shares)									215	245
Share Options [Member] | Grant Date 6-Jul-23 [Member] | Bottom of Range [Member]
Number of options issued under EIP [Abstract]
Vesting date									Mar. 31, 2025
Expiry date									15-Jun-25
Share Options [Member] | Grant Date 6-Jul-23 [Member] | Top of Range [Member]
Number of options issued under EIP [Abstract]
Vesting date									Dec. 31, 2025
Expiry date									15-Jun-28
Share Options [Member] | Grant Date 18-Oct-23 [Member]
Number of options issued under EIP [Abstract]
Grant date									18-Oct-23
Vesting date									Jun. 30, 2026
Expiry date									20-Sep-28
Exercise price (in dollars per share) | $ / shares									$ 11.37
Balance at beginning (in shares)									466
Issued during the year (in shares)									203
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									(59)
Balance at ending (in shares)									610	466
Share Options [Member] | Grant Date 31-Oct-23 [Member]
Number of options issued under EIP [Abstract]
Grant date									31-Oct-23
Vesting date									Dec. 31, 2026
Expiry date									31-Oct-28
Exercise price (in dollars per share) | $ / shares									$ 0
Balance at beginning (in shares)									466
Issued during the year (in shares)									0
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									(60)
Balance at ending (in shares)									406	466
Share Options [Member] | Grant Date 31-Oct-23 [Member]
Number of options issued under EIP [Abstract]
Grant date									31-Oct-23
Vesting date									Dec. 31, 2027
Expiry date									31-Oct-29
Exercise price (in dollars per share) | $ / shares									$ 0
Balance at beginning (in shares)									466
Issued during the year (in shares)									0
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									(60)
Balance at ending (in shares)									406	466
Share Options [Member] | Grant Date 30-Nov-23 [Member]
Number of options issued under EIP [Abstract]
Grant date									30-Nov-23
Vesting date									Jun. 30, 2026
Expiry date									14-Nov-28
Exercise price (in dollars per share) | $ / shares									$ 8.72
Balance at beginning (in shares)									772
Issued during the year (in shares)									298
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									(186)
Balance at ending (in shares)									884	772
Share Options [Member] | Grant Date 8-Mar-24 [Member]
Number of options issued under EIP [Abstract]
Grant date									8-Mar-24
Vesting date									Dec. 31, 2026
Expiry date									31-Mar-29
Exercise price (in dollars per share) | $ / shares									$ 0
Balance at beginning (in shares)									0
Issued during the year (in shares)									220
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									0
Balance at ending (in shares)									220	0
Share Options [Member] | Grant Date 8-Mar-24 [Member]
Number of options issued under EIP [Abstract]
Grant date									8-Mar-24
Vesting date									Dec. 31, 2027
Expiry date									31-Mar-30
Exercise price (in dollars per share) | $ / shares									$ 0
Balance at beginning (in shares)									0
Issued during the year (in shares)									220
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									0
Balance at ending (in shares)									220	0
Share Options [Member] | Grant Date 21-Mar-24, 22-May-24 [Member]
Number of options issued under EIP [Abstract]
Grant date									21-Mar-24
Vesting date									Mar. 31, 2027
Expiry date									31-Mar-29
Exercise price (in dollars per share) | $ / shares									$ 11.94
Balance at beginning (in shares)									0
Issued during the year (in shares)									4,693
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									(246)
Balance at ending (in shares)									4,447	0
Share Options [Member] | Grant Date 21-Mar-24, 22-May-24 [Member] | Top of Range [Member]
Number of options issued under EIP [Abstract]
Grant date									22-May-24
Share Options [Member] | Grant Date 26-Apr-24 [Member]
Number of options issued under EIP [Abstract]
Grant date									26-Apr-24
Vesting date									Mar. 31, 2027
Expiry date									31-Mar-29
Exercise price (in dollars per share) | $ / shares									$ 0
Balance at beginning (in shares)									0
Issued during the year (in shares)									35
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									0
Balance at ending (in shares)									35	0
Share Options [Member] | Grant Date 26-Aug-24 [Member]
Number of options issued under EIP [Abstract]
Grant date									26-Aug-24
Vesting date									Apr. 01, 2025
Expiry date									4-Apr-25
Exercise price (in dollars per share) | $ / shares									$ 0
Balance at beginning (in shares)									0
Issued during the year (in shares)									45
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									0
Balance at ending (in shares)									45	0
Share Options [Member] | Grant Date 26-Aug-24 [Member]
Number of options issued under EIP [Abstract]
Grant date									26-Aug-24
Vesting date									Apr. 01, 2025
Expiry date									31-Mar-27
Exercise price (in dollars per share) | $ / shares									$ 0
Balance at beginning (in shares)									0
Issued during the year (in shares)									85
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									0
Balance at ending (in shares)									85	0
Share Options [Member] | Grant Date 26-Aug-24 [Member]
Number of options issued under EIP [Abstract]
Grant date									26-Aug-24
Vesting date									Mar. 31, 2027
Expiry date									4-Apr-27
Exercise price (in dollars per share) | $ / shares									$ 0
Balance at beginning (in shares)									0
Issued during the year (in shares)									10
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									0
Balance at ending (in shares)									10	0
Share Options [Member] | Grant Date 26-Aug-24 [Member]
Number of options issued under EIP [Abstract]
Grant date									26-Aug-24
Vesting date									Mar. 31, 2027
Expiry date									31-Mar-29
Exercise price (in dollars per share) | $ / shares									$ 0
Balance at beginning (in shares)									0
Issued during the year (in shares)									55
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									(30)
Balance at ending (in shares)									25	0
Share Options [Member] | Grant Date 26-Aug-24 [Member]
Number of options issued under EIP [Abstract]
Grant date									26-Aug-24
Vesting date									Mar. 31, 2028
Expiry date									4-Apr-28
Exercise price (in dollars per share) | $ / shares									$ 0
Balance at beginning (in shares)									0
Issued during the year (in shares)									10
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									0
Balance at ending (in shares)									10	0
Share Options [Member] | Grant Date 26-Aug-24 [Member]
Number of options issued under EIP [Abstract]
Grant date									26-Aug-24
Vesting date									Mar. 31, 2028
Expiry date									31-Mar-30
Exercise price (in dollars per share) | $ / shares									$ 0
Balance at beginning (in shares)									0
Issued during the year (in shares)									55
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									0
Balance at ending (in shares)									55	0
Share Options [Member] | Grant Date 19-Sep-24 [Member]
Number of options issued under EIP [Abstract]
Grant date									19-Sep-24
Vesting date									Mar. 31, 2028
Expiry date									31-Mar-29
Exercise price (in dollars per share) | $ / shares									$ 18.45
Balance at beginning (in shares)									0
Issued during the year (in shares)									1,724
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									(28)
Balance at ending (in shares)									1,696	0
Share Options [Member] | Grant Date 19-Sep-24 [Member]
Number of options issued under EIP [Abstract]
Grant date									19-Sep-24
Vesting date									Mar. 31, 2028
Expiry date									31-Mar-30
Exercise price (in dollars per share) | $ / shares									$ 18.45
Balance at beginning (in shares)									0
Issued during the year (in shares)									300
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									0
Balance at ending (in shares)									300	0
Share Options [Member] | Grant Date 17-Oct-24 [Member]
Number of options issued under EIP [Abstract]
Grant date									17-Oct-24
Vesting date									Nov. 01, 2027
Expiry date									1-Nov-29
Exercise price (in dollars per share) | $ / shares									$ 0
Balance at beginning (in shares)									0
Issued during the year (in shares)									157
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									0
Balance at ending (in shares)									157	0
Share Options [Member] | Grant Date 17-Oct-24 [Member]
Number of options issued under EIP [Abstract]
Grant date									17-Oct-24
Vesting date									Nov. 01, 2028
Expiry date									1-Nov-30
Exercise price (in dollars per share) | $ / shares									$ 0
Balance at beginning (in shares)									0
Issued during the year (in shares)									157
Vested during the year (in shares)									0
Exercised during the year (in shares)									0
Lapsed during the year (in shares)									0
Balance at ending (in shares)									157	0

[1]	WAEP - weighted average exercise price